UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

Auto Components - 0.3%	Lear Corp. (a)		14,507	$913,784

Building Products - 0.5%	Masonite Worldwide Holdings (a)		52,793	1,847,755

Capital Markets - 0.2%	E*Trade Financial Corp. (a)		430,000	705,200

Chemicals - 0.1%	Solutia, Inc. (a)		21,000	226,170
	Wellman Holdings, Inc. (a)		2,499	625

				226,795

Communications Equipment - 0.9%	Loral Space & Communications Ltd. (a)		96,238	3,186,440

Diversified Telecommunication Services - 0.2%	Qwest Communications International Inc.		220,000	803,000

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		109,685	7,349
	SunPower Corp., Class B (a)		573	10,240

				17,589

Food Products - 0.0%	Pilgrim’s Pride Corp.		9,416	56,308

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (a)		1,854	12,978

Media - 0.2%	Sirius XM Radio, Inc. (a)		1,300,000	819,000

Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd.		186,000	361,285
	Ainsworth Lumber Co. Ltd. (a)(b)		208,741	405,899
	Western Forest Products, Inc. (a)		74,889	13,837
	Western Forest Products, Inc. (a)(b)		74,936	13,845

				794,866

Software - 0.2%	TiVo, Inc. (a)		50,000	495,000

Wireless Telecommunication Services - 0.3%	iPCS, Inc. (a)		48,259	1,158,699

	Total Common Stocks - 3.1%			11,037,414

	Corporate Bonds		Par (000)

Airlines - 1.8%	American Airlines, Inc., 10.50%, 10/15/12 (b)	USD	860	868,600
	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		490	487,550
	Continental Airlines, Inc., Series 1997-4-B, 6.90%, 7/02/18		125	114,134
	Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12		426	400,260
	Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		697	564,887
	Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		210	213,150
	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		800	800,000
	United Air Lines, Inc., 12.75%, 7/15/12		2,890	2,940,575

				6,389,156

Auto Components - 1.1%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		585	605,475
	Delphi International Holdings Unsecured, 12.00%, 10/06/14		134	131,770
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		2,150	2,203,750
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		1,107	1,133,291

				4,074,286

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		1,095	1,130,587

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Biotechnology - 0.3%	QHP Pharma, 10.25%, 3/15/15 (b)	USD	1,050	$1,062,001

Building Products - 0.6%	Associated Materials LLC, 9.88%, 11/15/16 (b)		650	679,250
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,355	1,294,025

				1,973,275

Capital Markets - 0.2%	E*Trade Financial Corp., 3.46%, 8/31/19 (b)(c)(d)		356	555,805

Chemicals - 2.1%	American Pacific Corp., 9.00%, 2/01/15		1,300	1,212,250
	ArCo Chemical Co., 9.80%, 2/01/20		130	107,250
	Huntsman International LLC, 6.88%, 11/15/13 (b)	EUR	415	563,943
	Huntsman International LLC, 5.50%, 6/30/16 (b)	USD	805	698,337
	Innophos, Inc., 8.88%, 8/15/14		1,185	1,208,700
	Lyondell Chemical Worldwide, Inc., 10.25%, 11/01/10 (a)(e)		180	148,500
	MacDermid, Inc., 9.50%, 4/15/17 (b)		1,845	1,826,550
	Wellman Holdings, Inc., Second Lien Subordinate Note, 10.00%, 1/29/19 (b)(c)		1,385	1,385,000
	Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (c)(f)		432	216,000

				7,366,530

Commercial Banks - 0.1%	Glitnir Banki HF, 4.15%, 4/20/10 (a)(b)(e)		165	35,475
	Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(e)		1,005	216,075
	Glitnir Banki HF, Series EMTN, 5.07%, 1/27/10 (a)(e)	EUR	50	15,766
	Glitnir Banki HF, Series EMTN, 3.00%, 6/30/10 (a)(e)		65	20,496
	Glitnir Banki HF, Series GMTN, 4.38%, 2/05/10 (a)(e)		75	23,649

				311,461

Commercial Services & Supplies - 4.1%	ACCO Brands Corp., 10.63%, 3/15/15 (b)	USD	365	393,744
	Altegrity, Inc., 10.50%, 11/01/15 (b)		1,000	860,000
	ISS Financing, 11.00%, 6/15/14	EUR	413	668,720
	International Lease Finance Corp., 5.63%, 9/20/13	USD	200	157,399
	International Lease Finance Corp., 5.65%, 6/01/14		1,145	872,239
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		870	937,425
	Scientific Games International, Inc., 9.25%, 6/15/19		1,275	1,324,406
	Waste Services, Inc., 9.50%, 4/15/14		4,425	4,535,625
	West Corp., 9.50%, 10/15/14		1,300	1,267,500
	West Corp., 11.00%, 10/15/16		3,605	3,632,038

				14,649,096

Construction Materials - 1.3%	Nortek, Inc., 10.00%, 12/01/13		3,280	3,362,000
	Texas Industries, Inc., 7.25%, 7/15/13		1,160	1,122,300

				4,484,300

Consumer Finance - 0.2%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (g)		310	281,015
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		300	299,766
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		270	268,905

				849,686

Containers & Packaging - 4.4%	Berry Plastics Corp., 4.13%, 9/15/14 (g)		2,530	1,973,400
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		700	638,750
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	113	174,765

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Graphic Packaging International, Inc., 9.50%, 8/15/13	USD	95	$97,375
	Graphic Packaging International, Inc., 9.50%, 6/15/17		1,180	1,244,900
	Impress Holdings BV, 3.41%, 9/15/13 (b)(g)		620	582,025
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,530,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	233	335,866
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	2,020	1,494,800
	Pregis Corp., 12.38%, 10/15/13		1,765	1,676,750
	Rock-Tenn Co., 8.20%, 8/15/11		2,950	3,097,500
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	735	1,053,973
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		700	1,016,922
	Solo Cup Co., 10.50%, 11/01/13 (b)	USD	710	747,275

				15,664,301

Diversified Consumer Services - 1.2%	Service Corp. International, 7.00%, 6/15/17		4,425	4,270,125

Diversified Financial Services - 6.2%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		770	841,225
	FCE Bank Plc, 7.88%, 2/15/11	GBP	1,000	1,616,299
	FCE Bank Plc, 7.13%, 1/16/12		4,250	6,094,402
	FCE Bank Plc, 7.13%, 1/15/13	EUR	1,300	1,825,130
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	774	756,585
	GMAC LLC, 6.88%, 9/15/11 (b)		800	770,000
	GMAC LLC, 6.88%, 8/28/12 (b)		900	852,750
	GMAC LLC, 2.46%, 12/01/14 (b)(g)		1,322	1,024,550
	GMAC LLC, 6.75%, 12/01/14 (b)		1,900	1,700,500
	GMAC LLC, 8.00%, 11/01/31 (b)		1,620	1,389,150
	General Motors Acceptance Corp. of Canada Ltd., 6.00%, 5/25/10	CAD	400	371,851
	Leucadia National Corp., 8.13%, 9/15/15	USD	2,000	2,025,000
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,800	1,818,000
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16	EUR	550	813,463

				21,898,905

Diversified Telecommunication Services - 4.7%	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	1,530	1,422,900
	GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,700,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		2,120	2,226,000
	Qwest Communications International, Inc., 7.50%, 2/15/14		2,990	2,960,100
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		800	800,000

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)	USD	1,545	$1,543,069
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		2,715	2,687,850
	Qwest Corp., 7.63%, 6/15/15		850	864,875
	Qwest Corp., 8.38%, 5/01/16 (b)		990	1,034,550
	Windstream Corp., 8.13%, 8/01/13		1,480	1,513,300

				16,752,644

Electric Utilities - 1.1%	NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,530	1,369,350
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		2,731	2,575,783

				3,945,133

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16		440	453,200

Energy Equipment & Services - 0.6%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		305	301,950
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		470	464,712
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		805	839,212
	North American Energy Partners, Inc., 8.75%, 12/01/11		550	544,500

				2,150,374

Food & Staples Retailing - 0.8%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,225	1,041,250
	Duane Reade, Inc., 11.75%, 8/01/15 (b)		250	269,375
	Rite Aid Corp., 9.75%, 6/12/16		615	664,200
	Rite Aid Corp., 10.25%, 10/15/19 (b)		755	768,213

				2,743,038

Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,210	1,267,475

Health Care Equipment & Supplies - 1.2%	DJO Finance LLC, 10.88%, 11/15/14 (h)		2,540	2,673,350
	Hologic, Inc., 2.00%, 12/15/37 (c)(i)		2,045	1,656,450

				4,329,800

Health Care Providers & Services - 0.8%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		275	280,500
	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		160	143,000
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		1,602	1,694,115
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		662	736,475

				2,854,090

Hotels, Restaurants & Leisure - 2.8%	American Real Estate Partners LP, 7.13%, 2/15/13		4,430	4,341,400
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(e)		832	173,680
	Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(e)		2,450	980,000
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(e)		1,855	463,750
	MGM Mirage, 11.13%, 11/15/17 (b)		1,220	1,335,900
	San Pasqual Casino, 8.00%, 9/15/13 (b)		1,525	1,437,313

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Scientific Games Corp., 0.75%, 12/01/24 (c)(i)	USD	420	$417,375
	Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		70	50,750
	Travelport LLC, 4.88%, 9/01/14 (g)		210	176,400
	Travelport LLC, 9.88%, 9/01/14		310	310,000
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(e)		475	1,781
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(e)		1,435	294,175

				9,982,524

Household Durables - 2.3%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,600	1,728,000
	Jarden Corp., 8.00%, 5/01/16		400	412,000
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		2,700	2,754,000
	KB Home, 6.38%, 8/15/11		45	45,113
	KB Home, 9.10%, 9/15/17		320	332,800
	Standard Pacific Corp., 6.25%, 4/01/14		535	472,137
	Standard Pacific Corp., 7.00%, 8/15/15		560	494,200
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		1,960	1,940,400

				8,178,650

IT Services - 1.4%	Alliance Data Systems Corp., 1.75%, 8/01/13 (c)		2,120	2,074,950
	First Data Corp., 9.88%, 9/24/15		230	204,700
	First Data Corp., 11.25%, 3/31/16		3,085	2,545,125

				4,824,775

Independent Power Producers & Energy Traders - 3.2%	The AES Corp., 8.75%, 5/15/13 (b)		1,210	1,231,175
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		910	782,600
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,875	1,884,375
	Energy Future Holdings Corp., 11.25%, 11/01/17 (f)		5,243	3,276,700
	NRG Energy, Inc., 7.25%, 2/01/14		2,325	2,345,344
	NRG Energy, Inc., 7.38%, 2/01/16		1,575	1,567,125
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (f)		303	192,719
	Texas Competitive Electric Holdings Co. LLC, 10.50%, Series B, 10.25%, 11/01/15		290	205,900

				11,485,938

Industrial Conglomerates - 2.3%	Sequa Corp., 11.75%, 12/01/15 (b)		3,550	3,159,500
	Sequa Corp., 13.50%, 12/01/15 (b)(f)		5,608	4,878,546

				8,038,046

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,462,500
	USI Holdings Corp., 4.15%, 11/15/14 (b)(g)		1,000	795,000

				3,257,500

Internet & Catalog Retail - 0.1%	NetFlix, Inc., 8.50%, 11/15/17 (b)		525	538,125

Leisure Equipment & Products - 0.5%	Brunswick Corp., 11.25%, 11/01/16 (b)		1,110	1,240,425
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)(j)		415	422,781

				1,663,206

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)	USD	250	$260,625

Machinery - 1.3%	AGY Holding Corp., 11.00%, 11/15/14		1,890	1,540,350
	Navistar International Corp., 3.00%, 10/15/14 (c)		760	716,300
	Navistar International Corp., 8.25%, 11/01/21		1,400	1,375,500
	RBS Global, Inc., 9.50%, 8/01/14 (b)		324	322,380
	RBS Global, Inc., 8.88%, 9/01/16		725	627,125

				4,581,655

Marine - 1.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		3,130	2,472,700
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		531	522,371
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		750	768,750
	Trico Shipping AS, 11.88%, 11/01/14 (b)		490	496,738

				4,260,559

Media - 10.6%	Affinion Group, Inc., 10.13%, 10/15/13		2,620	2,672,400
	CCO Holdings LLC, 8.75%, 11/15/13		1,020	1,123,275
	CMP Susquehanna Corp., 3.52%, 5/15/14		236	4,720
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		580	609,725
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11		340	351,900
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12		2,120	2,231,300
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(f)		1,480	1,509,600
	Charter Communications Holdings II, LLC, 13.50%, 11/30/16		539	640,101
	Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)		700	712,250
	Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)		1,050	1,068,375
	EchoStar DBS Corp., 7.00%, 10/01/13		140	140,000
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (g)		510	419,475
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		620	582,025
	Intelsat Corp., 9.25%, 6/15/16		2,420	2,444,200
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		390	393,900
	Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)		880	870,100
	Liberty Media Corp., 3.13%, 3/30/23 (c)		1,616	1,613,980
	Lighthouse International Co. SA, 8.00%, 4/30/14	EUR	587	524,438
	Lighthouse International Co. SA, 8.00%, 4/30/14 (b)		260	232,289
	Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	550	534,875
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		858	514,800
	Network Communications, Inc., 10.75%, 12/01/13		35	14,087
	Nielsen Finance LLC, 11.63%, 2/01/14		140	150,500
	Nielsen Finance LLC, 10.00%, 8/01/14		2,685	2,772,263
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		650	659,750
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		2,432	2,547,520

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	5,850	$5,425,875
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	450	682,453
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	800	800,000
	UPC Holding BV, 9.88%, 4/15/18 (b)		800	832,000
	Unitymedia GmbH, 9.63%, 12/01/19	EUR	1,475	2,189,865
	Unitymedia Hessen GmbH, 8.13%, 12/01/17		1,030	1,529,194
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)	USD	630	732,375

				37,529,610

Metals & Mining - 5.3%	Aleris International, Inc., 9.00%, 12/15/14 (a)(e)		1,495	5,606
	Aleris International, Inc., 10.00%, 12/15/16 (a)(e)		1,300	4,875
	Drummond Co., Inc., 9.00%, 10/15/14 (b)		1,175	1,198,500
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		335	315,738
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)		790	825,550
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		1,910	2,081,900
	Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,932,312
	GoldCorp., Inc., 2.00%, 8/01/14 (b)(c)		280	329,000
	Murray Energy Corp., 10.25%, 10/15/15 (b)		1,255	1,229,900
	New World Resources NV, 7.38%, 5/15/15	EUR	960	1,311,751
	Novelis, Inc., 7.25%, 2/15/15	USD	2,975	2,684,938
	Novelis, Inc., 11.50%, 2/15/15 (b)		640	665,600
	Ryerson, Inc., 7.66%, 11/01/14 (g)		600	529,500
	Ryerson, Inc., 12.00%, 11/01/15		400	407,000
	Steel Dynamics, Inc., 7.38%, 11/01/12		680	678,300
	Teck Resources Ltd., 10.25%, 5/15/16		445	502,850
	Teck Resources Ltd., 10.75%, 5/15/19		1,720	2,008,100
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		950	942,875

				18,654,295

Multiline Retail - 0.3%	Dollar General Corp., 10.63%, 7/15/15		361	393,490
	Dollar General Corp., 11.88%, 7/15/17 (f)		196	219,030
	Saks, Inc., 9.88%, 10/01/11		440	455,400

				1,067,920

Oil, Gas & Consumable Fuels - 6.5%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		465	478,950
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		680	759,900
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		380	413,250
	Berry Petroleum Co., 8.25%, 11/01/16		750	731,250
	Bill Barrett Corp., 9.88%, 7/15/16		360	379,800
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		1,200	889,500
	Connacher Oil and Gas Ltd., 11.75%, 7/15/14 (b)		260	283,400
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		1,695	1,466,175
	EXCO Resources, Inc., 7.25%, 1/15/11		2,165	2,154,175
	Encore Acquisition Co., 6.25%, 4/15/14		3,000	2,992,500
	Forest Oil Corp., 7.25%, 6/15/19		1,680	1,591,800
	Massey Energy Co., 3.25%, 8/01/15 (c)		2,615	2,157,375
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,985	1,980,037
	OPTI Canada, Inc., 8.25%, 12/15/14		795	636,000
	PetroHawk Energy Corp., 10.50%, 8/01/14		835	903,887

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	PetroHawk Energy Corp., 7.88%, 6/01/15	USD	695	$693,262
	Range Resources Corp., 8.00%, 5/15/19		600	627,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		555	460,650
	SandRidge Energy, Inc., 8.63%, 4/01/15 (f)		130	124,800
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		800	820,000
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)		1,475	1,390,187
	Teekay Shipping Corp., 8.88%, 7/15/11		1,000	1,030,000

				22,963,898

Paper & Forest Products - 4.7%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		1,605	978,898
	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		565	576,300
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		585	643,500
	Georgia-Pacific Corp., 8.13%, 5/15/11		225	236,812
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,395	2,538,700
	NewPage Corp., 10.00%, 5/01/12		1,190	767,550
	NewPage Corp., 11.38%, 12/31/14 (b)		8,715	8,584,275
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		500	545,000
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (g)		420	315,000
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14		1,595	1,467,400

				16,653,435

Pharmaceuticals - 1.1%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (g)		2,305	1,901,625
	Elan Corp. Plc, 8.75%, 10/15/16 (b)		1,100	1,034,000
	Elan Finance Plc, 8.88%, 12/01/13		140	137,200
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		815	839,450

				3,912,275

Real Estate Management & Development - 1.3%	Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	1,955,000
	Realogy Corp., 10.50%, 4/15/14		835	672,175
	Realogy Corp., 12.38%, 4/15/15		3,084	1,942,920

				4,570,095

Semiconductors & Semiconductor Equipment - 0.5%	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(e)		1,800	1,872,000

Software - 0.4%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		1,375	1,297,656
	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(f)(g)		641	12,815

				1,310,471

Specialty Retail - 1.8%	Asbury Automotive Group, Inc., 7.63%, 3/15/17		520	475,800
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,900	1,928,500
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(i)		1,570	1,151,988
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		1,170	1,234,350
	United Auto Group, Inc., 7.75%, 12/15/16		1,675	1,620,563

				6,411,201

Textiles, Apparel & Luxury Goods - 1.0%	Levi Strauss & Co., 8.63%, 4/01/13	EUR	1,350	1,976,411
	Quiksilver, Inc., 6.88%, 4/15/15	USD	2,000	1,530,000

				3,506,411

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Thrifts & Mortgage Finance - 0.5%	Residential Capital Corp., 8.38%, 6/30/10	USD	2,885	$1,673,300

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		845	830,213

Wireless Telecommunication Services - 6.0%	Cricket Communications, Inc., 9.38%, 11/01/14		3,000	2,887,500
	Cricket Communications, Inc., 10.00%, 7/15/15		2,050	1,988,500
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		2,020	1,959,400
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)		2,987	2,882,455
	FiberTower Corp., 11.00%, 11/15/12 (c)(f)		1,113	943,289
	iPCS, Inc., 2.41%, 5/01/13 (g)		1,200	1,059,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,255	3,263,137
	NII Holdings, Inc., 2.75%, 8/15/25 (c)		1,480	1,465,200
	Nextel Communications, Inc., Series D, 7.38%, 8/01/15		190	175,750
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		2,630	2,498,500
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14		160	144,800
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		365	306,600
	Sprint Capital Corp., 6.88%, 11/15/28		2,260	1,695,000

				21,269,131

	Total Corporate Bonds - 89.9%			318,471,126

	Floating Rate Loan Interests (g)

Aerospace & Defense - 0.2%	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit Facility Deposit, 2.28%, 3/26/14		14	10,426
	Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.23% - 2.28%, 3/26/14		236	176,199
	Hawker Beechcraft, Term Loan B, 10.50%, 3/26/14		400	389,500

				576,125

Auto Components - 1.8%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14		3,430	3,000,870
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		3,573	3,188,782

				6,189,652

Automobiles - 0.5%	Ford Motor Co., Tranche B-1 Term Loan, 3.24% - 3.29%, 12/15/13		1,793	1,570,894

Building Products - 1.2%	CPG International I Inc., Term Loan, 5.26%, 2/28/11		4,542	4,087,990

Capital Markets - 0.2%	Marsico Parent Co., LLC, Term Loan, 5.00% - 5.06%, 12/15/14		912	572,160

Chemicals - 0.9%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15		1,725	1,413,258
	PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.49%- 3.54%, 7/30/14		988	869,000
	Solutia Inc., Loan, 7.25%, 2/28/14		472	477,076

				2,759,334

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

Consumer Finance - 0.2%	DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12	USD	775	$744,646

Diversified Financial Services - 1.1%	CIT Group, Term Loan A, 9.50%, 1/20/12		3,725	3,777,772

Diversified Telecommunication Services - 2.0%	Wind Finance SL SA, Facility (Second Lien), 7.68%, 12/17/14	EUR	4,908	7,412,088

Food & Staples Retailing - 0.5%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,900	1,953,833

Health Care Providers & Services - 2.3%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		7,467	6,933,096
	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11		1,396	1,166,053

				8,099,149

Hotels, Restaurants & Leisure - 1.1%	Travelport LLC (fka Travelport Inc.), Loan, 8.28%, 3/27/12		4,638	4,127,907

IT Services - 0.0%	First Data Corp., Initial Tranche B-1 Term Loan, 2.99% - 3.04%, 9/24/14		348	289,751

Independent Power Producers & Energy Traders - 1.5%	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		325	241,859
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		1,871	1,393,301
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		5,390	3,981,113

				5,616,273

Machinery - 0.5%	Accuride Corp., Last Out Term Advance, Debtor in Possession, 10.00%, 10/07/10		269	269,000
	Accuride, Term Loan, 7.22%, 1/31/12		875	868,438
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		748	735,891

				1,873,329

Media - 3.0%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		681	604,363
	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,469	2,428,633
	HMH Publishing Co. Ltd., 17.50%, 11/14/14		1,014	202,792
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14		3,751	3,183,529
	New Vision Exit Term Loan, 0.50% - 13.00%, 10/01/12		71	71,384
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,950	2,041,001
	Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	1,380	2,108,153

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (g)	Par (000)		Value

	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	699	$700,483

				11,340,338

Multiline Retail - 0.5%	Hema BV Mezzanine, 18.30%, 1/29/17	EUR	1,250	1,220,007
	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13	USD	187	158,959

				1,378,966

Oil, Gas & Consumable Fuels - 0.8%	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		3,417	2,563,047

Paper & Forest Products - 0.1%	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13		1,859	669,064

Real Estate Management & Development - 0.3%	Realogy Corp., Initial Term B Loan, 3.29%, 10/10/13		594	503,598
	Realogy Corp., Synthetic Letter of Credit, 3.24%, 10/10/13		188	159,473

				663,071

Specialty Retail - 0.3%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		419	326,241
	New Look Group Plc, 12.95%, 11/30/15 (f)	GBP	500	760,853

				1,087,094

	Total Floating Rate Loan Interests - 19.0%			67,352,483

	Other Interests (k)	Beneficial Interest (000)

Auto Components - 2.2%	Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests	USD	2	8,090,508
	Lear Corp. Escrow		1,445	15

				8,090,523

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.		970	97

Media - 0.1%	Adelphia Escrow		1,250	125
	Adelphia Recovery Trust		1,568	6,271
	New Vision LLC Holdings		6	47,681

				54,077

	Total Other Interests - 2.3%			8,144,697

	Preferred Stocks	Shares

Diversified Financial Services - 0.1%	GMAC, Inc., 7.00% (b)		880	532,428

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(g)		55,038	1

	Total Preferred Stocks - 0.1%			532,429

	Warrants (l)

Auto Components - 0.1%	Lear Corp. (expires 11/09/14)		5,659	348,052

Containers & Packaging - 0.0%	MDP Acquisitions Plc (expires 10/01/13)		1,100	46,215

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		52,465	1

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		819	8

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Warrants (l)	Shares	Value

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)	62,894	$1
	New Vision Holdings LLC (expires 9/30/14)	26,189	262

			263

Oil, Gas & Consumable Fuels - 0.0%	Turbo Cayman Ltd. (No Expiration)	2	—

	Total Warrants - 0.1%		394,539

	Total Long-Term Investments (Cost - $423,008,563) - 114.5%		405,932,688

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)	2,741,998	2,741,998

	Total Short-Term Securities (Cost - $2,741,998) - 0.8%		2,741,998

	Total Investments (Cost - $425,750,561*) - 115.3%		408,674,686
	Liabilities in Excess of Other Assets - (15.3)%		(54,359,064)

	Net Assets - 100.0%		$354,315,622

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$427,319,044

Gross unrealized appreciation	$19,061,378
Gross unrealized depreciation	(37,705,736)

Net unrealized depreciation	$(18,644,358)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Variable rate security. Rate shown is as of report date.

(h)	All or a portion of the security has been pledged as collateral in connection with swaps.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$422,781	$12,907

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$544,907	$1,123

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	755	$(10,116)
K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	1,475	(34,956)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	1,000	(255,452)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(191,325)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	1,200	(165,639)
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	1,200	(113,768)
Tyson Foods, Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	700	(43,988)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD	375	(8,723)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	400	(33,306)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	300	(16,936)
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	275	502
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	1,275	7,605
Limited Brands, Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	1,500	(6,416)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	100	(353)
Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	550	14,090
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	875	10,536

Total						$(848,245)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	BB-	USD	275	$(7,473)

[1] Using Standard & Poor’s rating of the issuer.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit default swaps on traded indexes-buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration		Notional Amount (000)		Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014		USD	1,807	$21,886

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	11,500	USD	17,260	Citibank, NA	12/1/09	$7
USD	29,208,032	EUR	19,636,000	Citibank, NA	1/20/10	(271,070)
USD	707,394	CAD	735,000	Goldman Sachs Bank USA	1/27/10	10,982
USD	3,617,312	GBP	2,220,000	Citibank, NA	1/27/10	(33,390)

Total						$(293,471)

•	Currency Abbreviations:

CAD Canadian Dollar
EUR Euro
GBP British Pound
USD US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$10,630,890
Short-Term Securities	2,741,998

Total Level 1	13,372,888

Level 2
Long-Term Investments:
Common Stocks	405,899
Corporate Bonds	315,933,636
Floating Rate Loan Interests	37,157,190
Preferred Stocks	532,428

BlackRock Corporate High Yield Fund V, Inc. (HYV)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Assets

Warrants	$394,275

Total Level 2	354,423,428

Level 3
Long-Term Investments:
Common Stocks	625
Corporate Bonds	2,537,490
Floating Rate Loan	30,195,293
Other Interests	8,144,697
Preferred Stocks	1
Warrants	264

Total Level 3	40,878,370

Total	$408,674,686

Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$65,608	$(1,192,911)
Level 3	—	—

Total	$65,608	$(1,192,911)

1 Other financial instruments are foreign currency exchange contracts and swaps. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Total

Balance as of August 31, 2009	$645	$2,089,671	$34,290,990	$6,493	$1	$10	$36,387,810
Accrued discounts/premiums	—	—	—		—	—	—
Realized gain (loss)	—	300,809	(5,955,715)	—	—	—	(5,654,906)
Change in unrealized appreciation/depreciation[2]	(20)	(79,539)	15,093,218	—	—	(8)	15,013,651
Net purchases (sales)	—	(705,221)	(7,623,670)	—	—	—	(8,328,891)
Net transfer in/out of Level 3	—	931,770	(5,609,530)	8,138,204	—	262	3,460,706

Balance as of November 30, 2009	$625	$2,537,490	$30,195,293	8,144,697	$1	$264	$40,878,370

[2]The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $11,190,647.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: January 22, 2010